INTERIM CONDENSED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2013	$ 104,809	$ 114	$ 201,248	$ (35,768)	$ 0	$ (60,785)
Purchase of treasury stock	(5,267)	(3)	0	(5,264)	0	0
Issuance of ordinary shares	29,744	12	29,732	0	0	0
Issuance of shares upon exercise of options	2,236	2	2,234	0	0	0
Stock compensation related to options granted to employees	2,546	0	2,546	0	0	0
Other comprehensive income (loss)	(261)	0	0	0	(261)	0
Net loss	(86)	0	0	0	0	(86)
Balance at Dec. 31, 2014	133,721	125	235,760	(41,032)	(261)	(60,871)
Purchase of treasury stock	(11,329)	(7)	0	(11,322)	0	0
Issuance of shares upon exercise of options	331	0	331	0	0	0
Stock compensation related to options granted to employees	1,307	0	1,307	0	0	0
Other comprehensive income (loss)	2,148	0	0	0	2,148	0
Net loss	(2,300)	0	0	0	0	(2,300)
Balance at Jun. 30, 2015	$ 123,878	$ 118	$ 237,398	$ (52,354)	$ 1,887	$ (63,171)